Consolidated Statements of Operations - USD ($) shares in Thousands	1 Months Ended	3 Months Ended					6 Months Ended		12 Months Ended
	Jul. 31, 2023	Nov. 30, 2023	Aug. 31, 2023	Nov. 30, 2022	Aug. 31, 2022	Feb. 28, 2021	Nov. 30, 2023	Nov. 30, 2022	May 31, 2023	May 31, 2022
Consolidated Statements of Operations
Revenue									$ 0	$ 266,000
Cost of goods sold										53,000
Gross profit										213,000
Operating expenses:
General and administrative		$ 2,311,000		$ 5,043,000			$ 4,999,000	$ 11,376,000	17,136,000	44,303,000
Research and development		1,079,000		137,000			2,993,000	713,000	2,632,000	27,043,000
Amortization and depreciation		8,000		54,000			18,000	153,000	175,000	781,000
Intangible asset impairment charge						$ 10,000,000.0
Inventory charge				17,929,000	$ 2,700,000			20,633,000	20,633,000	73,490,000
Total operating expenses		3,398,000		23,163,000			8,010,000	32,875,000	40,576,000	145,617,000
Operating loss		(3,398,000)		(23,163,000)			(8,010,000)	(32,875,000)	(40,576,000)	(145,404,000)
Interest and other expenses:
Interest on convertible notes		(1,164,000)		(1,159,000)			(2,361,000)	(2,305,000)	(4,624,000)	(5,417,000)
Amortization of discount on convertible notes		(142,000)		(580,000)			(542,000)	(1,156,000)	(2,126,000)	(2,958,000)
Amortization of debt issuance costs		(3,000)		(18,000)			(369,000)	(34,000)	(9,747,000)	(87,000)
Issuance costs for private placement of shares and warrants through placement agent (Note 5)		(906,000)					(906,000)
Loss on induced conversion		(636,000)	$ (2,004,000)	(638,000)			(2,640,000)	(638,000)	(5,312,000)	(37,381,000)
Finance charges		(891,000)		(937,000)			(1,803,000)	(1,877,000)	(8,689,000)	(9,029,000)
Loss on note extinguishment	$ 2.4	(2,406,000)					(4,490,000)
Inducement interest expense										(6,691,000)
Legal settlement										(3,853,000)
Gain (loss) on derivatives		(17,000)					(13,000)	(8,601,000)	(8,750,000)
Total interest and other expenses		(6,165,000)		(3,332,000)			(13,124,000)	(14,611,000)	(39,248,000)	(65,416,000)
Loss before income taxes		(9,563,000)		(26,495,000)			(21,134,000)	(47,486,000)	(79,824,000)	(210,820,000)
Income tax benefit		0		0			0	0	0	0
Net loss		$ (9,563,000)	$ (11,571,000)	$ (26,495,000)	$ (20,991,000)		$ (21,134,000)	$ (47,486,000)	$ (79,824,000)	$ (210,820,000)
Weighted average common shares outstanding, Basic		958,988		813,373			941,191	800,545	836,528	676,900
Weighted average common shares outstanding, Diluted		958,988		813,373			941,191	800,545	836,528	676,900
Loss per share, Basic		$ (0.01)		$ (0.03)			$ (0.02)	$ (0.07)	$ (0.10)	$ (0.31)
Loss per share, Diluted		$ (0.01)		$ (0.03)			$ (0.02)	$ (0.07)	$ (0.10)	$ (0.31)